WARRANTS (Details)	9 Months Ended	11 Months Ended
	Sep. 30, 2021 Day shares $ / shares	Dec. 31, 2020 Day $ / shares
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)		$ 0.10
Minimum threshold written notice period for redemption of public warrants		30 days
Threshold trading days for redemption of public warrants | Day		20
Threshold consecutive trading days for redemption of public warrants | Day		30
Threshold issue price for capital raising purposes in connection with the closing of a Business Combination	$ 9.20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	100.00%	100.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	180 days
Warrants
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination		30 days
Public Warrants exercisable term from the closing of the initial public offering		12 months
Warrants and Rights Outstanding, Term	5 years	5 years
Threshold period for filling registration statement after business combination	20 days	20 days
Threshold period for registration statement to be effective after which warrants can be exercised on a cashless basis	60 days	60 days
Multiplier used in calculating warrant exercise price	0.361	0.361
Number of trading days on which fair market value of shares is reported | Day	10	10
Threshold issue price for capital raising purposes in connection with the closing of a Business Combination	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold trading days for calculating Market Value | Day	20	20
Adjustment two of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Warrants
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants | shares	20
Threshold consecutive trading days for redemption of public warrants | Day	30
Threshold number of business days before sending notice of redemption to warrant holders | Day	3	3
Redemption period	30 days	30 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00	$ 10.00
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 | Warrants
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	10.00	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days